DISPOSAL OF SUBSIDIARY	12 Months Ended
Jun. 30, 2022
Disposal Of Subsidary [Abstract]
DISPOSAL OF SUBSIDIARY
NOTE 26 -
DISPOSAL OF SUBSIDIARY
In March 2021, the Company entered into an agreement to dispose all of its 80% interest in Cixi Hollysys for cash considerations of $12,093. The Company received $7,271 of the proceeds prior to the year ended June 30, 2022. The disposal transaction was completed in February 2022, and a disposal gain of $55 was recognized under the caption gains on disposal of subsidiaries in the consolidated statements of comprehensive income for the year ended June 30, 2022.